INCOME AND SOCIAL CONTRIBUTION TAXES - Projections (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ 3,911,901	R$ 3,857,462	R$ 3,241,495
2026
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(3,844,462)
2027
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(609,619)
2028
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(261,473)
2029
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(92,491)
2030
DEFERRED TAXES AND TAXES RECOVERABLE
Total	332,578
2031 onwards
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ 8,387,368